13. STOCKHOLDERS EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Outstanding warrants and options for common stock
	TOTAL ARRAYIT CORPORATION STOCKHOLDERS' EQUITY (DEFICIENCY)
							Additional
	Preferred Series A		Preferred Series C		Common Stock		Paid In	Retained
Description	Number	Dollar	Number	Dollar	Number	Dollar	Capital	Earnings	Total

Balance, December 31, 2012	22,034	$22	88,888	$92	28,179,096	$27,988	$16,645,342	$(24,315,589)	$(7,642,145)

Convert Preferred C to Common			(314)	-	110,005	110	(110)		-

Common Stock Issued for Cash					1,346,154	1,346	173,654		175,000

Net income for the six months
ended June 30, 2013								163,049	163,049

Balance, June 30, 2013 (unaudited)	22,034	$22	88,574	$92	29,635,255	$29,444	$16,818,886	$(24,152,540)	$(7,304,096)